Offerings - Offering: 1	May 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	9,000,000
Proposed Maximum Offering Price per Unit	23.01
Maximum Aggregate Offering Price	$ 207,090,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 28,599.13
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement on Form S-8 to which this exhibit relates shall be deemed to cover an indeterminate amount of additional shares of the registrant's common stock, par value $0.01 per share (the "Common Stock"), that may be offered and issued pursuant to the registrant's Innoviva, Inc. 2026 Equity Incentive Plan (the "2026 Plan") as a result of any share split, share dividend, recapitalization or similar transactions affecting the Common Stock. (2) Calculated pursuant to Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The registration fee is calculated based on a price of $23.01 per share, which is the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market on May 1, 2026, a date within five business days prior to the filing of this Registration Statement. (3) Represents 9,000,000 shares of Common Stock reserved under the 2026 Plan to be available for future grant or issuance.